Stockholders' Equity	6 Months Ended
Nov. 30, 2015
Notes to Financial Statements
5. Stockholders' Equity

Subscription payable

Prior to the October 21, 2015 share exchange agreement, the Company received $50,000 for 1% of the Member interests of Bosch International LLC. As of January 20, 2016, no interests, or common shares, have been issued related to this investment agreement.

Common Stock

Issued and outstanding: 100,000,000 common shares

a)	On May 8, 2015, the Company issued 100 member interests to the President and Director of the Company for proceeds of $40. On October 21, 2015, the Company completed a share exchange agreement whereby the 100 member interests of Bosch International LLC were converted into common shares of the Company at a rate of 250,000 common shares per member interest, resulting in the issuance of 25,000,000 common shares.

b)	On December 22, 2015, the Company's board of directors resolved to increase in the Company's authorized common shares to 700,000,000, from 550,000,000.

Preferred Stock

On December 22, 2015, the Company's board of directors resolved to authorize 100,000,000 shares of preferred stock, with a par value of $.001.